SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		$ 300	¥ 2,189	¥ 45,707	¥ (86,817)
Net cash provided by (used in) investing activities		(68,230)	(498,037)	26,049	461,380
Net cash provided by financing activities		59,391	433,512	(359)
Effect of foreign currency exchange rate changes on cash		279	2,038	5,850	29,054
Net increase (decrease) in cash and cash equivalents		(8,260)	(60,298)	77,247	403,617
Cash and cash equivalents, and restricted cash at the beginning of the year		95,816	699,391	622,144	218,527
Cash and cash equivalents, and restricted cash at the end of the year		$ 87,556	639,093	699,391	622,144
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			158	(2,191)	(1,694)
Net cash provided by (used in) investing activities	[1]		(420,119)	7,088	1,694
Net cash provided by financing activities	[2]		438,184
Effect of foreign currency exchange rate changes on cash			(3,482)	25
Net increase (decrease) in cash and cash equivalents			14,741	4,922
Cash and cash equivalents, and restricted cash at the beginning of the year			4,922
Cash and cash equivalents, and restricted cash at the end of the year			¥ 19,663	¥ 4,922

[1]	Net cash used in investing activities for the year ended December 31, 2024 mainly included cash transferred to one of its subsidiaries.
[2]	Net cash provided by financing activities for the year ended December 31, 2024 mainly included proceeds from the IPO, net of underwriting discounts and commissions.